Investment in Associates and Joint Ventures (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						3 Months Ended			12 Months Ended
	Aug. 21, 2024 CAD ($) shares	Aug. 21, 2024 USD ($) shares	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Jul. 31, 2024	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in Schwab									$ 9,024	$ 8,907
Share of net income from investment in Schwab									$ 703	$ 864
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity investment percentage	10.10%	10.10%				12.30%			10.10%	12.40%
Fair value of outstanding shares									$ 18,000	$ 16,000	$ 13,000	$ 12,000
Closing price of shares | $ / shares											$ 70.83	$ 52.04
Percentage of voting common shares									7.50%
Investment in Schwab									$ 9,000	8,900
Share of net income from investment in Schwab									703	864
Number of shares sold | shares	40.5	40.5
Proceeds from sale of shares in equity method investment	$ 3,400	$ 2,500
Other income	1,000	700
Other income net of tax	$ 500	$ 400
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits					$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 6,800	$ 5,000
Option termination fees							$ 337	$ 250
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Investment in associates and joint venture									$ 4,900	$ 4,200
Top of range [member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of voting common shares									9.90%
Bottom of range [member] | Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits					$ 50,000
Bottom of range [member] | Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits				$ 60,000